1933 Act/Rule 497(j)


                                  March 4, 1997

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Series Fund
         Registration No. 2-14069

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on February 27, 1997.



                                            Very truly yours,

                                            /s/ Richard J. Wirth
                                            ------------------------------
                                            Richard J. Wirth, Counsel
                                            Phoenix Home Life
                                            Mutual Insurance Company